UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

WESTERN ASSET GLOBAL HIGH YIELD BOND

PORTFOLIO

FORM N-Q

NOVEMBER 30, 2010

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 84.6%
CONSUMER DISCRETIONARY - 20.2%
Auto Components - 0.9%
Europcar Groupe SA, Senior Notes	9.375%	4/15/18	180,000	EUR	$223,135	(a)
Europcar Groupe SA, Senior Subordinated Notes	8.125%	5/15/14	243,000	EUR	322,523	(a)

Total Auto Components					545,658

Automobiles - 0.3%
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	400,000		128,000	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	280,000		87,150	(b)

Total Automobiles					215,150

Diversified Consumer Services - 1.3%
Realogy Corp., Senior Notes	10.500%	4/15/14	645,000		559,537
Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding, Senior Notes	10.250%	12/1/17	245,000		262,150	(c)

Total Diversified Consumer Services					821,687

Hotels, Restaurants & Leisure - 6.2%
Boyd Gaming Corp., Senior Notes	9.125%	12/1/18	170,000		160,650	(a)
CCM Merger Inc., Notes	8.000%	8/1/13	210,000		202,650	(a)
Codere Finance Luxembourg SA, Senior Notes	8.250%	6/15/15	73,000	EUR	90,671	(a)
Codere Finance Luxembourg SA, Senior Secured Notes	8.250%	6/15/15	160,000	EUR	198,342	(a)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	160,000		154,800	(a)
Dunkin Finance Corp., Senior Notes	9.625%	12/1/18	70,000		70,788	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	295,000		230,100
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	30,000		30,750
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	350,000		274,750
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	100,000		109,500
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	390,000		159,412	*(b)(d)(e)
Landry’s Holdings Inc., Senior Secured Notes	11.500%	6/1/14	90,000		85,050	(a)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	220,000		234,300
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	76,000	GBP	104,561	(f)
MGM MIRAGE Inc., Senior Notes	6.750%	4/1/13	10,000		9,575
MGM MIRAGE Inc., Senior Notes	5.875%	2/27/14	360,000		315,000
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	10,000		11,150
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	580,000		513,300
NCL Corp. Ltd., Senior Notes	9.500%	11/15/18	260,000		266,175	(a)
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	210,000		238,875
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	30,000		29,738
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	20,000		20,075
Sbarro Inc., Senior Notes	10.375%	2/1/15	230,000		111,550
Snoqualmie Entertainment Authority, Senior Secured Notes	4.428%	2/1/14	35,000		29,225	(a)(f)
Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	60,000		55,800	(a)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	160,000		16	(b)(d)
Station Casinos Inc., Senior Subordinated Notes	6.500%	2/1/14	200,000		80	(b)(d)
Wyndham Worldwide Corp., Senior Notes	9.875%	5/1/14	170,000		198,243

Total Hotels, Restaurants & Leisure					3,905,126

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Household Durables - 0.5%
DFS Furniture Holdings PLC, Senior Secured Notes	9.750%	7/15/17	129,000	GBP	$192,627	(a)
DFS Furniture Holdings PLC, Senior Secured Notes	9.750%	7/15/17	80,000	GBP	119,458	(a)

Total Household Durables					312,085

Internet & Catalog Retail - 1.3%
Netflix Inc., Senior Notes	8.500%	11/15/17	510,000		576,300
QVC Inc., Senior Secured Notes	7.375%	10/15/20	220,000		231,000	(a)

Total Internet & Catalog Retail					807,300

Leisure Equipment & Products - 0.8%
Carlson Wagonlit BV, Senior Notes	6.795%	5/1/15	205,000	EUR	247,474	(a)(f)
Cirsa Capital Luxembourg, Senior Notes	7.875%	7/15/12	105,000	EUR	137,999	(a)
Cirsa Funding Luxembourg SA, Senior Notes	8.750%	5/15/18	80,000	EUR	101,767	(a)

Total Leisure Equipment & Products					487,240

Media - 4.3%
Affinity Group Inc., Senior Secured Notes	11.500%	12/1/16	110,000		107,250	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	300,000		312,000	(a)
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	170,000		170,850	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	250,000		257,500	(a)
CMP Susquehanna Corp.	3.443%	5/15/14	8,000		5,680	(a)(c)(f)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	180,000		189,900
EN Germany Holdings BV, Senior Secured Notes	10.750%	11/15/15	200,000	EUR	253,282	(a)
ITV PLC, Senior Notes	10.000%	6/30/14	63,000	EUR	95,680
Lighthouse International Co. SA, Senior Secured Notes	8.000%	4/30/14	100,000	EUR	51,922	(a)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	100,000		116,500
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	7.750%	10/15/18	400,000		409,000	(a)
Seat Pagine Gialle SpA, Senior Secured Notes	10.500%	1/31/17	110,000	EUR	125,652	(a)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	270,000		259,200	(a)
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	260,000		267,150	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	50,000		54,000	(a)

Total Media					2,675,566

Multiline Retail - 0.9%
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	365,000		354,050
Parkson Retail Group Ltd., Senior Bonds	7.875%	11/14/11	200,000		208,016

Total Multiline Retail					562,066

Specialty Retail - 2.5%
American Greetings Corp., Senior Notes	7.375%	6/1/16	250,000		258,750
American Greetings Corp., Senior Notes	7.375%	6/1/16	60,000		59,700
American Greetings Corp., Senior Notes	7.375%	6/1/16	20,000		19,400
Edcon Proprietary Ltd., Senior Notes	4.129%	6/15/14	342,000	EUR	367,355	(a)(f)
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	110,000		119,487
Michaels Stores Inc., Senior Subordinated Notes, Step bond	0.000%	11/1/16	440,000		427,900
PETCO Animal Supplies Inc., Senior Notes	9.250%	12/1/18	330,000		334,125	(a)

Total Specialty Retail					1,586,717

Textiles, Apparel & Luxury Goods - 1.2%
Giraffe Acquisition Corp., Senior Notes	9.125%	12/1/18	270,000		272,700	(a)
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	365,000		411,538
Phillips-Van Heusen Corp., Senior Notes	7.375%	5/15/20	80,000		86,200

Total Textiles, Apparel & Luxury Goods					770,438

TOTAL CONSUMER DISCRETIONARY					12,689,033

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER STAPLES - 1.3%
Food Products - 1.2%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	135,000		$154,575
Campofrio Food Group SA, Senior Notes	8.250%	10/31/16	180,000	EUR	232,481	(a)
Del Monte Corp., Senior Subordinated Notes	7.500%	10/15/19	80,000		91,000
Simmons Foods Inc., Senior Secured Notes	10.500%	11/1/17	200,000		208,000	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	90,000		102,150	(a)

Total Food Products					788,206

Tobacco - 0.1%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	30,000		31,500

TOTAL CONSUMER STAPLES					819,706

ENERGY - 12.8%
Energy Equipment & Services - 1.7%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	160,000		177,600
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	40,000		41,200
Frac Tech Services LLC/Frac Tech Finance Inc., Senior Notes	7.125%	11/15/18	170,000		169,150	(a)
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	130,000		131,950
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	245,000		196,000	(a)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	70,000		74,375
Parker Drilling Co., Senior Notes	9.125%	4/1/18	130,000		135,200
Precision Drilling Corp., Senior Notes	6.625%	11/15/20	160,000		162,000	(a)

Total Energy Equipment & Services					1,087,475

Oil, Gas & Consumable Fuels - 11.1%
Alta Mesa Holdings/Alta Mesa Finance Services Corp., Senior Notes	9.625%	10/15/18	70,000		68,250	(a)
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	435,000		415,425
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	160,000		159,600
Brigham Exploration Co., Senior Notes	8.750%	10/1/18	60,000		64,200	(a)
Calfrac Holdings LP, Senior Notes	7.500%	12/1/20	120,000		119,700	(a)
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	80,000		84,400
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	180,000		182,250
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	105,000		114,450
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	150,000		163,125	(a)
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	116,431		107,989	(a)(g)
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	77,149	EUR	94,135	(a)(c)(g)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	60,000		62,850
Ecopetrol SA, Senior Notes	7.625%	7/23/19	220,000		263,450
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	130,000		135,200
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	235,000		243,858	(f)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	250,000		240,000
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	10,000		6,375	(a)(b)
Inergy LP/Inergy Finance Corp., Senior Notes	7.000%	10/1/18	100,000		103,000	(a)
Infinis PLC, Senior Notes	9.125%	12/15/14	109,000	GBP	178,021	(a)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	160,000		173,600
KazMunaiGaz Finance Sub BV, Senior Notes	8.375%	7/2/13	220,000		240,075	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	120,000		127,800	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	7.750%	2/1/21	130,000		132,600	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	130,000		137,475	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	80,000		86,400
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.750%	11/1/20	100,000		100,250
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	240,000		246,000	(a)
OPTI Canada Inc., Senior Secured Notes	9.000%	12/15/12	60,000		60,000	(a)
OPTI Canada Inc., Senior Secured Notes	9.750%	8/15/13	160,000		160,000	(a)
OPTI Canada Inc., Senior Secured Notes	7.875%	12/15/14	65,000		45,013
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	130,000		133,250
Paiton Energy Funding BV, Bonds	9.340%	2/15/14	187,000		199,155	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	50,000		53,250	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	10,000		10,650	(a)
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	50,000		55,000
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	105,000		113,642
Petrohawk Energy Corp., Senior Notes	7.875%	6/1/15	20,000		20,700
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	120,000		146,400	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	150,000		129,750	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	70,000		78,050
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	165,000		180,675
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	360,000		414,900
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	20,000		21,600

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels cont’d
Range Resources Corp., Senior Subordinated Notes	8.000%	5/15/19	20,000		$21,900
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.875%	12/1/18	200,000		203,000
SandRidge Energy Inc., Senior Toggle Notes	8.625%	4/1/15	95,000		93,100	(g)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	80,000		80,400
Stone Energy Corp., Senior Subordinated Notes	6.750%	12/15/14	25,000		24,000
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	130,000		142,675	(a)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	110,000		122,375	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	100,000		111,500	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	100,000		111,500	(a)
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	10,000		10,450
Whiting Petroleum Corp., Senior Subordinated Notes	6.500%	10/1/18	170,000		173,400

Total Oil, Gas & Consumable Fuels					6,966,813

TOTAL ENERGY					8,054,288

FINANCIALS - 9.5%
Capital Markets - 0.5%
Offshore Group Investments Ltd., Senior Secured Notes	11.500%	8/1/15	320,000		339,200	(a)

Commercial Banks - 2.7%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	190,000		170,082
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	627,387		614,839
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	100,000		102,000	(a)(f)(h)
Deutsche Postbank Funding Trust IV, Subordinated Notes	5.983%	6/29/17	250,000	EUR	241,762	(f)(h)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	130,000		130,261	(a)(f)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	130,000		131,463
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	100,000		101,500
RSHB Capital, Loan Participation Notes, Senior Secured Notes	9.000%	6/11/14	130,000		147,563	(a)
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	70,000		74,458	(f)(h)

Total Commercial Banks					1,713,928

Consumer Finance - 1.7%
Ally Financial Inc., Debentures	0.000%	6/15/15	190,000		136,325
Ally Financial Inc., Senior Bonds	0.000%	12/1/12	120,000		106,413
Ally Financial Inc., Senior Notes	8.000%	3/15/20	110,000		113,575	(a)
Ally Financial Inc., Senior Notes	7.500%	9/15/20	210,000		206,850	(a)
Ford Motor Credit Co., LLC, Senior Notes	7.000%	4/15/15	200,000		211,581
SLM Corp., Medium-Term Notes	8.000%	3/25/20	260,000		261,725

Total Consumer Finance					1,036,469

Diversified Financial Services - 4.2%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	140,000		138,950
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	120,000		120,300	(a)
Bank of America Corp., Notes, Preferred Securities	8.000%	1/30/18	20,000		20,009	(f)(h)
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	70,000		76,650	(a)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	100,000		106,375
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	50,000		52,312
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	130,000		138,450

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services cont’d
Fresenius U.S. Finance II Inc., Senior Notes	8.750%	7/15/15	17,000	EUR	$25,708	(a)
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	50,000		57,500	(a)
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes	9.000%	11/15/20	140,000		139,300	(a)
Hollandwide Parent BV, Subordinated Bonds	0.000%	8/1/14	73,000	EUR	711	(a)
ING Groep NV, Subordinated Bonds	5.140%	3/17/16	220,000	GBP	252,372	(f)(h)
Interactive Data Corp., Senior Notes	10.250%	8/1/18	80,000		86,352	(a)(c)
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	140,000		138,600
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	20,000		21,100	(a)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	270,000		287,550
ISS Financing PLC, Senior Secured Bonds	11.000%	6/15/14	250,000	EUR	353,719	(a)
ISS Financing PLC, Senior Secured Bonds	11.000%	6/15/14	50,000	EUR	70,744	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	145,000		156,781	(a)
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	130,000		131,950
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	60,000		62,550	(a)
MMG Fiduciary & Trust Corp.	6.750%	2/1/16	100,000		96,645	(a)
Polish Television Holding BV, Senior Secured Bonds	11.250%	5/15/17	100,000	EUR	127,209	(a)

Total Diversified Financial Services					2,661,837

Insurance - 0.2%
American International Group Inc., Senior Notes	6.400%	12/15/20	120,000		119,689

Real Estate Management & Development - 0.2%
Castle HoldCo 4 Ltd., Senior Secured Notes	10.000%	5/8/18	80,000	GBP	122,570	(a)
Korreden SA, Bonds	11.000%	8/1/14	26,667	EUR	11,250	(a)(g)

Total Real Estate Management & Development					133,820

TOTAL FINANCIALS					6,004,943

HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.3%
Biomet Inc., Senior Notes	11.625%	10/15/17	60,000		66,450
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	145,000		158,775	(g)

Total Health Care Equipment & Supplies					225,225

Health Care Providers & Services - 1.8%
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	90,000		93,600	(a)
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	620,000		620,000
inVentiv Health Inc., Senior Notes	10.000%	8/15/18	50,000		49,250	(a)
Universal Hospital Services Inc., Senior Secured Notes	4.134%	6/1/15	170,000		155,125	(f)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	20,000		24,200
US Oncology Inc., Senior Subordinated Notes	10.750%	8/15/14	30,000		31,200
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	145,000		147,175

Total Health Care Providers & Services					1,120,550

Health Care Technology - 0.2%
MedAssets Inc., Senior Notes	8.000%	11/15/18	80,000		81,000	(a)
Multiplan Inc., Senior Notes	9.875%	9/1/18	20,000		21,300	(a)

Total Health Care Technology					102,300

TOTAL HEALTH CARE					1,448,075

INDUSTRIALS - 10.6%
Aerospace & Defense - 1.1%
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	240,000		249,600	(a)
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	90,000		100,912
Triumph Group Inc., Senior Notes	8.625%	7/15/18	140,000		152,775
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	185,000		183,150	(a)

Total Aerospace & Defense					686,437

Air Freight & Logistics - 0.4%
TGI International Ltd., Senior Notes	9.500%	10/3/17	200,000		225,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 1.6%
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	113,983	$123,244	(c)
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	131,128	133,423
Continental Airlines Inc., Senior Secured Notes	6.750%	9/15/15	30,000	31,013	(a)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	200,000	208,000	(a)
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	23,095	24,192
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	154,701	160,502
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	57,014	62,003
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	58,000	63,220	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	200,000	219,000	(a)

Total Airlines				1,024,597

Building Products - 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, Step bond	0.000%	6/30/15	156,000	92,820	(a)(d)
GTL Trade Finance Inc., Senior Notes	7.250%	10/20/17	130,000	144,300	(a)
GTL Trade Finance Inc., Senior Notes	7.250%	10/20/17	120,000	133,200	(a)
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	100,000	107,000	(a)
USG Corp., Senior Notes	8.375%	10/15/18	50,000	48,250	(a)

Total Building Products				525,570

Commercial Services & Supplies - 1.0%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	90,000	100,575
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	50,000	49,625	(a)
American Reprographics Co., Senior Notes	10.500%	12/15/16	180,000	180,000	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	60,000	63,450	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	150,000	159,750
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	60,000	66,600	(a)

Total Commercial Services & Supplies				620,000

Construction & Engineering - 0.6%
Abengoa Finance SAU, Senior Notes	8.875%	11/1/17	190,000	183,350	(a)
Odebrecht Finance Ltd., Senior Notes	7.000%	4/21/20	200,000	215,500	(a)

Total Construction & Engineering				398,850

Electrical Equipment - 0.2%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	150,000	131,250	(a)

Industrial Conglomerates - 0.2%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	100,000	109,000

Marine - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.625%	11/1/17	350,000	353,500	(a)
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	200,000	167,000	(a)

Total Marine				520,500

Road & Rail - 2.3%
Jack Cooper Holdings Corp.	12.750%	12/15/15	291,000	288,320	(a)(c)
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	371,000	460,040
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	75,000	81,000
Kansas City Southern Railway, Senior Notes	8.000%	6/1/15	5,000	5,362
Quality Distribution LLC/QD Capital Corp., Senior Secured Notes	9.875%	11/1/18	360,000	349,200	(a)
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	256,000	281,600

Total Road & Rail				1,465,522

Trading Companies & Distributors - 0.7%
Ashtead Capital Inc., Notes	9.000%	8/15/16	160,000	167,600	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	260,000	262,600

Total Trading Companies & Distributors				430,200

Transportation - 0.9%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	390,000	411,450	(a)
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	140,000	143,850	(a)

Total Transportation				555,300

TOTAL INDUSTRIALS				6,692,226

INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment, Instruments & Components - 0.5%
NXP BV/NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	300,000	325,500	(a)

IT Services - 0.8%
Ceridian Corp., Senior Notes	12.250%	11/15/15	106,500	103,571	(g)
First Data Corp., Senior Notes	9.875%	9/24/15	140,000	119,700
First Data Corp., Senior Notes	10.550%	9/24/15	192,484	166,980	(g)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
IT Services cont’d
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	80,000		$79,400

Total IT Services					469,651

Semiconductors & Semiconductor Equipment - 0.5%
CDW LLC/CDW Finance Corp., Senior Notes	11.000%	10/12/15	50,000		51,500	(a)
Freescale Semiconductor Inc., Senior Notes	10.750%	8/1/20	90,000		89,775	(a)
Spansion LLC, Senior Notes	7.875%	11/15/17	50,000		51,188	(a)
STATS ChipPAC Ltd., Senior Notes	7.500%	8/12/15	100,000		106,250	(a)

Total Semiconductors & Semiconductor Equipment					298,713

Software - 0.0%
Aspect Software Inc., Senior Secured Notes	10.625%	5/15/17	15,000		15,225	(a)

TOTAL INFORMATION TECHNOLOGY					1,109,089

MATERIALS - 12.8%
Chemicals - 2.4%
Ashland Inc., Senior Notes	9.125%	6/1/17	330,000		380,325
CF Industries Inc., Senior Notes	7.125%	5/1/20	70,000		78,487
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	135,000		143,775	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	100,000		104,000	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	134,000	EUR	183,723	(a)
Rhodia SA, Senior Notes	6.875%	9/15/20	300,000		307,500	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	85,000		93,500
Solutia Inc., Senior Notes	7.875%	3/15/20	90,000		97,425
Texas Petro Chemical Corp. Group LLC, Senior Secured Notes	8.250%	10/1/17	110,000		113,300	(a)

Total Chemicals					1,502,035

Containers & Packaging - 3.1%
Ardagh Glass Group PLC, Senior Toggle Notes	10.750%	3/1/15	191,176	EUR	248,777	(g)
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	225,000	EUR	292,061	(a)
Ball Corp., Senior Notes	6.625%	3/15/18	30,000		30,675
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	50,000		48,250
Berry Plastics Corp., Senior Secured Notes	9.750%	1/15/21	200,000		192,500	(a)
Clondalkin Industries BV	8.000%	3/15/14	50,000	EUR	61,333	(a)
Clondalkin Industries BV, Senior Secured Notes	8.000%	3/15/14	210,000	EUR	257,598	(a)
Impress Holdings BV, Senior Subordinated Notes	9.250%	9/15/14	50,000	EUR	67,823	(a)
Radnor Holdings Inc., Senior Notes	11.000%	3/15/10	275,000		0	(b)(c)(d)(e)
Reynolds Group Issuer Inc., Senior Notes	9.500%	6/15/17	130,000	EUR	168,747	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes	9.000%	4/15/19	120,000		122,700	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	135,000		141,413
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	320,000		332,800	(a)(d)

Total Containers & Packaging					1,964,677

Metals & Mining - 4.4%
China Oriental Group Co. Ltd.	7.000%	11/17/17	240,000		230,400	(a)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	100,000		106,000	(a)
Evraz Group SA, Notes	8.875%	4/24/13	360,000		383,850	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	7.000%	11/1/15	110,000		111,925	(a)
New World Resources NV, Senior Secured Bonds	7.875%	5/1/18	65,000	EUR	85,226	(a)
Pipe Holding PLC, Secured Notes	7.750%	11/1/11	270,000	GBP	419,971	(a)
Prime Dig Pte Ltd., Notes	11.750%	11/3/14	250,000		259,275	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	85,000		116,636
Ryerson Holding Corp., Senior Discount Notes	0.000%	2/1/15	410,000		183,475	(a)(c)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	30,000		31,521
Steel Dynamics Inc., Senior Notes	6.750%	4/1/15	155,000		157,325
Vale Overseas Ltd., Notes	6.875%	11/21/36	300,000		333,623
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	310,000		327,050	(a)

Total Metals & Mining					2,746,277

Paper & Forest Products - 2.9%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	147,000		116,130	(a)
China Forestry Holdings Co., Ltd., Senior Secured Bonds	7.750%	11/17/15	220,000		214,500	(a)(d)
Clearwater Paper Corp., Senior Notes	10.625%	6/15/16	160,000		184,400
Neenah Paper Inc., Senior Notes	7.375%	11/15/14	80,000		81,300

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Paper & Forest Products (cont’d)
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	225,000		$204,750
PE Paper Escrow GmbH, Senior Secured Notes	11.750%	8/1/14	164,000	EUR	240,422	(a)
PE Paper Escrow GmbH, Senior Secured Notes	12.000%	8/1/14	100,000		115,173	(a)
Sino-Forest Corp., Notes	6.250%	10/21/17	130,000		127,725	(a)
Sino-Forest Corp., Senior Bonds	10.250%	7/28/14	100,000		112,250	(a)
Sino-Forest Corp., Senior Bonds	10.250%	7/28/14	100,000		112,250	(a)
Smurfit Kappa Acquisitions, Senior Secured Notes	7.750%	11/15/19	134,000	EUR	180,461	(a)
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	135,000		147,150

Total Paper & Forest Products					1,836,511

TOTAL MATERIALS					8,049,500

TELECOMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 5.6%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	200,000		180,500	(a)
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	140,000		126,700	(a)
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	34,000		31,450	(a)
Cincinnati Bell Inc., Senior Notes	8.375%	10/15/20	120,000		111,900
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	60,000		47,700
ERC Ireland Preferred Equity Ltd., Senior Notes	8.050%	2/15/17	461,449	EUR	51,765	(a)(f)(g)
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	90,000		9	(b)(c)(d)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	220,000		232,100	(a)
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	130,000		137,800
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	600,000		645,000
Level 3 Financing Inc., Senior Notes	9.250%	11/1/14	100,000		97,000
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	240,000		254,400
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	104,000		113,360	(a)
Unitymedia GmbH, Senior Subordinated Notes	9.625%	12/1/19	140,000	EUR	193,085	(a)
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes	8.375%	4/30/13	240,000		258,206	(a)
West Corp., Senior Notes	8.625%	10/1/18	190,000		198,550	(a)
West Corp., Senior Notes	7.875%	1/15/19	270,000		267,300	(a)
Wind Acquisition Finance SA, Senior Secured Notes	7.250%	2/15/18	350,000		345,625	(a)
Windstream Corp., Senior Notes	7.750%	10/15/20	220,000		222,475	(a)

Total Diversified Telecommunication Services					3,514,925

Wireless Telecommunication Services - 2.7%
MetroPCS Wireless Inc., Senior Notes	7.875%	9/1/18	110,000		114,537
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	460,000		393,300
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	650,000		646,750
True Move Co., Ltd.	10.750%	12/16/13	150,000		159,000	(a)
True Move Co., Ltd., Notes	10.750%	12/16/13	350,000		371,000	(a)

Total Wireless Telecommunication Services					1,684,587

TOTAL TELECOMMUNICATION SERVICES					5,199,512

UTILITIES - 5.0%
Electric Utilities - 0.4%
EEB International Ltd., Senior Bonds	8.750%	10/31/14	200,000		217,000	(a)

Gas Utilities - 0.5%
Ferrellgas LP/Ferrellgas Finance Corp., Senior Notes	6.500%	5/1/21	110,000		108,900	(a)
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	110,000		118,800
Xinao Gas Holdings Ltd., Senior Bonds	7.375%	8/5/12	100,000		103,993

Total Gas Utilities					331,693

Independent Power Producers & Energy Traders - 4.1%
AES Corp., Senior Notes	8.000%	10/15/17	70,000		73,150
Calpine Corp., Senior Secured Notes	7.875%	7/31/20	60,000		60,900	(a)
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	400,000		395,000	(a)
Colbun SA, Senior Notes	6.000%	1/21/20	120,000		128,296	(a)
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	160,000		116,000
Energy Future Holdings Corp., Senior Notes	12.000%	11/1/17	168,117		105,073	(g)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Independent Power Producers & Energy Traders cont’d
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	603,000	$621,484
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	9.625%	8/15/17	160,000	170,400	(a)
Listrindo Capital BV, Senior Notes	9.250%	1/29/15	200,000	220,661	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	330,000	316,800
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	87,687	97,771
NRG Energy Inc., Senior Notes	7.375%	1/15/17	120,000	121,500
NRG Energy Inc., Senior Notes	8.500%	6/15/19	150,000	153,000

Total Independent Power Producers & Energy Traders				2,580,035

TOTAL UTILITIES				3,128,728

TOTAL CORPORATE BONDS & NOTES (Cost - $52,344,889)				53,195,100

ASSET-BACKED SECURITIES - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Business Loan Express, 2003-AA A (Cost - $115,495)	1.203%	5/15/29	131,840	92,462	(a)(f)

COLLATERALIZED SENIOR LOANS - 2.8%
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.1%
Allison Transmission Inc., Term Loan B	3.010 - 3.050%	8/7/14	53,474	51,746	(i)

Specialty Retail - 0.4%
Gymboree Unfunded Bridge Loan	5.500%	12/23/10	240,000	240,000	(c)(d)(i)

TOTAL CONSUMER DISCRETIONARY				291,746

ENERGY - 0.4%
Energy Equipment & Services - 0.2%
Turbo Beta Ltd., Term Loan	14.500%	3/15/18	183,061	135,465	(d)(i)

Oil, Gas & Consumable Fuels - 0.2%
Ashmore Energy International, Synthetic Revolving Credit Facility	3.289%	3/30/12	13,923	13,686	(i)
Ashmore Energy International, Term Loan	3.289%	3/30/14	91,322	89,769	(i)

Total Oil, Gas & Consumable Fuels				103,455

TOTAL ENERGY				238,920

HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
IASIS Healthcare LLC, Term Loan	5.538%	6/13/14	652,611	631,673	(i)

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
Hawker Beechcraft Acquisition Co. LLC, LC Facility Deposits	2.289%	3/26/14	14,000	11,940	(i)
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.256 - 2.289%	3/26/14	234,180	199,711	(i)

TOTAL INDUSTRIALS				211,651

TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC, Term Loan	6.875%	8/11/15	260,000	262,600	(c)(i)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Energy Future Holdings, Term Loan B3	3.753 - 3.789%	10/10/14	178,619		$138,028	(i)

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $1,839,505)					1,774,618

CONVERTIBLE BONDS & NOTES - 0.8%
INDUSTRIALS - 0.7%
Marine - 0.7%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	475,000		435,219

MATERIALS - 0.1%
Chemicals - 0.1%
Hercules Inc., Series Unit	6.500%	6/30/29	60,000		50,400

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $476,283)					485,619

SOVEREIGN BONDS - 7.1%
Argentina - 0.6%
Republic of Argentina, Senior Bonds	7.000%	9/12/13	284,000		274,557
Republic of Argentina, Senior Bonds	7.000%	10/3/15	43,000		38,478
Republic of Argentina, Senior Notes	8.750%	6/2/17	51,000		50,949

Total Argentina					363,984

Brazil - 0.9%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/12	612,000	BRL	349,350
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	38,000	BRL	20,844
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	110,000	BRL	57,987
Federative Republic of Brazil, Senior Notes	4.875%	1/22/21	100,000		106,850

Total Brazil					535,031

Colombia - 0.4%
Republic of Colombia, Senior Notes	7.375%	3/18/19	200,000		247,000

Indonesia - 0.9%
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	210,000		252,525	(a)
Republic of Indonesia, Senior Bonds	10.250%	7/15/22	924,000,000	IDR	119,208
Republic of Indonesia, Senior Bonds	11.000%	9/15/25	280,000,000	IDR	37,411
Republic of Indonesia, Senior Bonds	10.250%	7/15/27	614,000,000	IDR	76,593
Republic of Indonesia, Senior Bonds	9.750%	5/15/37	699,000,000	IDR	82,050

Total Indonesia					567,787

Peru - 0.1%
Republic of Peru, Bonds	7.840%	8/12/20	220,000	PEN	89,026

Russia - 1.2%
RSHB Capital, Loan Participation Notes, Secured Notes	7.125%	1/14/14	100,000		106,880	(a)
RSHB Capital, Loan Participation Notes, Senior Notes	6.299%	5/15/17	100,000		100,125	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	7.175%	5/16/13	10,000		10,725	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	9.000%	6/11/14	100,000		112,500	(a)
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	375,900		433,713	(a)

Total Russia					763,943

Turkey - 0.9%
Republic of Turkey, Bonds	10.000%	1/9/13	115,000	TRY	80,043
Republic of Turkey, Senior Notes	7.500%	7/14/17	200,000		242,500
Republic of Turkey, Senior Notes	7.000%	3/11/19	200,000		237,000

Total Turkey					559,543

Venezuela - 2.1%
Bolivarian Republic of Venezuela	5.750%	2/26/16	1,849,000		1,243,453	(a)
Bolivarian Republic of Venezuela, Collective Action Securities	1.288%	4/20/11	86,000		84,065	(a)(f)

Total Venezuela					1,327,518

TOTAL SOVEREIGN BONDS (Cost - $4,299,343)					4,453,832

			SHARES
COMMON STOCKS - 0.9%
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
Charter Communications Inc.			11,222		376,162	*(c)
Charter Communications Inc., Class A Shares			1,631		54,671	*

TOTAL CONSUMER DISCRETIONARY					430,833

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SemGroup Corp., Class A Shares			1,294		33,793	*

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY			SHARES	VALUE
INDUSTRIALS - 0.1%
Building Products - 0.1%
Ashton Woods USA LLC, Class B Membership			0.048	$21,602	(c)(d)
Nortek Inc.			266	10,927	*

TOTAL INDUSTRIALS				32,529

MATERIALS - 0.1%
Chemicals - 0.1%
Georgia Gulf Corp.			3,751	76,258	*

TOTAL COMMON STOCKS (Cost - $441,330)				573,413

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
Bank of America Corp.	7.250%		220	204,600
Citigroup Inc.	7.500%		1,233	154,125

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $343,775)				358,725

PREFERRED STOCKS - 1.5%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CMP Susquehanna Radio Holdings Corp.	0.000%		1,865	0	*(a)(c)(d)

FINANCIALS - 1.5%
Commercial Banks - 0.1%
Banesto Holdings Ltd.	10.500%		3,000	75,375	(a)

Diversified Financial Services - 1.4%
Citigroup Capital XII	8.500%		27,350	725,596
Citigroup Capital XIII	7.875%		5,475	143,883	*

Total Diversified Financial Services				869,479

TOTAL FINANCIALS				944,854

TOTAL PREFERRED STOCKS (Cost - $903,304)				944,854

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Buffets Restaurant Holdings		4/28/14	194	2	*(c)(d)
Charter Communications Inc.		11/30/14	353	1,809	*
CMP Susquehanna Radio Holdings Co.		3/23/19	2,132	0	*(a)(c)(d)
Nortek Inc.		12/7/14	253	3,041	*(c)(d)
SemGroup Corp.		11/30/14	1,362	10,214	*(d)
Turbo Beta Ltd.		11/1/14	1	0	*(c)(d)

TOTAL WARRANTS (Cost - $3,996)				15,066

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $60,767,920)				61,893,689

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 0.3%
Sovereign Bonds - 0.3%
Egypt Treasury Bills (Cost - $182,982)	8.770%	1/4/11	1,050,000	EGP	179,845	(j)

TOTAL INVESTMENTS - 98.7% (Cost - $60,950,902#)					62,073,534
Other Assets in Excess of Liabilities - 1.3%					820,547

TOTAL NET ASSETS - 100.0%					$62,894,081

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Securities are in default as of November 30, 2010.

(c)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Illiquid security (unaudited).

(e)	The maturity principal is currently in default as of November 30, 2010.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2010

(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
OJSC	— Open Joint Stock Company
PEN	— Peruvian Nuevo Sol
TRY	— Turkish Lira

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global High Yield Bond Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes	—	$52,717,615	$477,485		$53,195,100
Asset-backed securities	—	92,462	—		92,462
Collateralized senior loans	—	1,272,018	502,600		1,774,618
Convertible bonds & notes	—	485,619	—		485,619
Sovereign bonds	—	4,453,832	—		4,453,832
Common stocks	$175,649	376,162	21,602		573,413
Convertible preferred stocks	358,725	—	—		358,725
Preferred stocks	869,479	75,375	0	*	944,854
Warrants	1,809	10,214	3,043		15,066

Total long-term investments	$1,405,662	$59,483,297	$1,004,730		$61,893,689

Short-term investments†	—	179,845	—		179,845

Total investments	$1,405,662	$59,663,142	$1,004,730		$62,073,534

Other financial instruments:
Forward foreign currency contracts	—	$439,544	—		$439,544

Total	$1,405,662	$60,102,686	$1,004,730		$62,513,078

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$31,721	—		$31,721

Total	—	$31,721	—		$31,721

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	COLLATERILIZED SENIOR LOANS	COMMON STOCKS	PREFERRED STOCKS		WARRANTS	TOTAL
Balance as of February 28, 2010	$12,804	—	—	—		$3,236	$16,040
Accrued premiums/discounts	58	$97	—	—		—	155
Realized gain(loss)	—	—	—	—		—	—
Change in unrealized appreciation (depreciation)(1)	(900)	4,232	$21,602	—		(193)	24,741
Net purchases (sales)	288,320	498,271	—	—		—	786,591
Transfers into Level 3	189,164	—	—	$0	*	—	189,164
Transfers out of Level 3	(11,961)	—	—	—		—	(11,961)

Balance as of November 30, 2010	$477,485	$502,600	$21,602	$0	*	$3,043	$1,004,730

Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2010(1)	$(59)	$4,232	$21,602	—		$(193)	$25,582

Notes to Schedule of Investments (unaudited) (continued)

*	Value is less than $1.00.

(1)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The

Notes to Schedule of Investments (unaudited) (continued)

consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Other risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed, amongst other factors. These securities are generally more volatile in nature, and the risk of loss of principal may be greater.

(h) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,902,785
Gross unrealized depreciation	(2,780,153)

Net unrealized appreciation	$1,122,632

At November 30, 2010, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
British Pound	JPMorgan Chase & Co.	236,506	$367,699	2/14/11	$(654)
British Pound	UBS AG	123,521	192,039	2/14/11	(6,039)
British Pound	UBS AG	92,141	143,253	2/14/11	(1,777)
Euro	Citibank, N.A.	233,209	302,627	2/14/11	(16,402)
Euro	JPMorgan Chase & Co.	311,515	404,242	2/14/11	(6,849)

					(31,721)

Contracts to Sell:
British Pound	Citibank, N.A.	90,000	139,924	2/14/11	4,706
British Pound	JPMorgan Chase & Co.	604,772	940,247	2/14/11	27,999
British Pound	UBS AG	100,000	155,471	2/14/11	5,655
British Pound	UBS AG	354,235	550,734	2/14/11	20,612
Euro	BNP Paribas S.A.	137,498	178,426	2/14/11	11,348
Euro	JPMorgan Chase & Co.	2,033,841	2,639,244	2/14/11	130,318
Euro	UBS AG	70,937	92,052	2/14/11	2,393
Euro	UBS AG	72,712	94,355	2/14/11	4,589
Euro	UBS AG	3,093,341	4,014,119	2/14/11	231,924

					439,544

Net unrealized gain on open forward foreign currency contracts					$407,823

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivatives instruments categorized by risk exposure at November 30, 2010.

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Contracts	$439,544	$(31,721)	$407,823

Notes to Schedule of Investments (unaudited) (continued)

During the period ended November 30, 2010 the volume of derivative activities for the Fund was as follows:

Average market value
Forward foreign currency contracts (to buy)	$584,406

Forward foreign currency contracts (to sell)	7,747,749

The Fund’s contracts with derivative counterparties contain several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 24 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 24 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: January 24 2011